Related Parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key Management Personnel Compensation [Abstract]
Key Management Personnel Fees	$ 260,104	$ 281,622	$ 329,596
Key Management Personnel Compensation Total	$ 260,104	$ 281,622	$ 329,596